Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net Income Per Share, Basic and Diluted

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	292,170	173,324	88,605

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,156,507	208,812,049	209,551,821
Dilutive effect of share options	7,699,070	6,811,724	11,184,176
Denominator for diluted calculation	215,855,577	215,623,773	220,735,997

Basic net income per ordinary share	1.40	0.83	0.42
Diluted net income per ordinary share	1.35	0.80	0.40

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	292,170	173,324	88,605

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,156,507	208,812,049	209,551,821
Dilutive effect of share options	7,699,070	6,811,724	11,184,176
Denominator for diluted calculation	215,855,577	215,623,773	220,735,997

Basic net income per ordinary share	1.40	0.83	0.42
Diluted net income per ordinary share	1.35	0.80	0.40